RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Schedule of ANTA Sports and subsidiaries and outstanding transactions with related parties
The Company's transactions with ANTA Sports and subsidiaries are comprised of the following:

	For the three months ended March 31,
In millions	2026	2025
Purchases of goods and services from ANTA Sports and subsidiaries	$14.5	$9.6
Sales of goods and services to ANTA Sports and subsidiaries	11.2	7.4
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	March 31, 2026	December 31, 2025
ANTA Sports and subsidiaries
Current payables	$20.2	$17.9
Current receivables	8.5	7.6
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.6	0.7